BASIC AND DILUTED NET INCOME PER SHARE (Schedule of Diluted Income per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income available to shareholders of ordinary shares	$ 63,064	$ 47,072	$ 16,015
Denominator:
Shares used in computing diluted net income per ordinary shares	38,890,108	37,065,727	36,175,824